UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                         HAMBRECHT SMALL CAP
                                                                               TECHNOLOGY FUND
                                                                              OCTOBER 31, 2005
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.5%
----------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
COMMUNICATIONS EQUIPMENT -- 12.1%
    Brightpoint*                                                        950          $ 20,510
    CalAmp*                                                             980            11,221
    Globecomm Systems*                                                  670             4,898
    Seachange International*                                          1,200             7,512
    TeleCommunication Systems*                                        1,300             3,380
                                                                                     --------
                                                                                       47,521
                                                                                     --------
COMPUTER SOFTWARE -- 20.1%
    ActivCard*                                                          687             2,315
    Aspen Technology*                                                 1,650             9,983
    Atari*                                                            5,200             6,760
    Bell Microproducts*                                               1,232             8,488
    ePlus*                                                              320             4,362
    Intervideo*                                                         640             6,099
    Mobius Management Systems*                                          880             5,852
    Navarre*                                                          1,240             5,493
    Selectica*                                                        1,270             3,810
    SYNNEX*                                                           1,260            22,315
    Vitria Technology*                                                1,220             3,599
                                                                                     --------
                                                                                       79,076
                                                                                     --------
COMPUTERS & SERVICES -- 34.5%
    Adaptec*                                                          4,670            19,194
    Agilysys                                                          1,230            18,376
    Computer Horizons*                                                1,275             5,304
    Dot Hill Systems*                                                 1,700            11,781
    Dynamics Research*                                                   30               473
    Enterasys Networks*                                               1,134            11,310
    Gerber Scientific*                                                  850             6,723
    iGate*                                                            2,165             8,010
    InFocus*                                                          1,770             5,664
    Iomega                                                            1,970             5,811
    MIVA*                                                             1,250             6,962
    Network Equipment Technologies*                                   1,010             5,040
    Overland Storage*                                                   540             4,390
    Pomeroy IT Solutions*                                               410             4,695
    Printronix                                                          260             3,710
    SimpleTech*                                                       1,920             8,141
    TechTeam Global*                                                    340             3,169
    Tier Technologies*                                                  880             7,058
                                                                                     --------
                                                                                      135,811
                                                                                     --------
ELECTRICAL EQUIPMENT & SERVICES -- 8.7%
    AZZ*                                                                200             3,522
    OSI Systems*                                                        800            13,280
    Planar Systems*                                                     660             5,887
    SBS Technologies*                                                   300             2,928
    Sypris Solutions                                                    850             8,713
                                                                                     --------
                                                                                       34,330
                                                                                     --------



THE ADVISORS' INNER CIRCLE FUND II                                         HAMBRECHT SMALL CAP
                                                                               TECHNOLOGY FUND
                                                                              OCTOBER 31, 2005
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 2.6%
    Exide Technologies*                                                 910          $  3,868
    NU Horizons Electronics*                                            730             6,504
                                                                                     --------
                                                                                       10,372
                                                                                     --------
ELECTRONICS -- 1.2%
    Merix*                                                              870             4,689
                                                                                     --------
SEMICONDUCTORS -- 11.3%
    Alliance Semiconductor*                                           1,270             3,340
    Asyst Technologies*                                               2,080             8,986
    ESS Technology*                                                   1,580             4,566
    FSI International*                                                1,140             4,389
    MRV Communications*                                               3,900             7,527
    Richardson Electronics                                              714             5,933
    Ultra Clean Holdings*                                               725             4,720
    White Electronic Designs*                                         1,000             5,150
                                                                                     --------
                                                                                       44,611
                                                                                     --------
    TOTAL COMMON STOCK
        (Cost $359,759)                                                               356,410
                                                                                     --------
----------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.2%
----------------------------------------------------------------------------------------------
    Evergreen Institutional U.S. Government Money Market Fund        10,220            10,220
    Evergreen Institutional Treasury Money Market Fund               10,220            10,220
                                                                                     --------
    TOTAL CASH EQUIVALENTS
        (Cost $20,440)                                                                 20,440
                                                                                     --------
    TOTAL INVESTMENTS -- 95.7%
        (Cost $380,199) +                                                            $376,850
                                                                                     ========

         PERCENTAGES ARE BASED ON NET ASSETS OF $393,874.

       * NON-INCOME PRODUCING SECURITY

       + AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $380,199, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,890
         AND $(22,239), RESPECTIVELY.

         SECURITY VALUATION -- SECURITIES LISTED ON A SECURITIES EXCHANGE,
         MARKET OR AUTOMATED QUOTATION SYSTEM FOR WHICH QUOTATIONS ARE READILY
         AVAILABLE (EXCEPT FOR SECURITIES TRADED ON NASADQ), INCLUDING
         SECURITIES TRADED OVER THE COUNTER, ARE VALUED AT THE LAST QUOTED SALE
         PRICE ON THE PRIMARY EXCHANGE OR MARKET (FOREIGN OR DOMESTIC) ON WHICH
         THEY ARE TRADED, OR, IF THERE IS NO SUCH REPORTED SALE, AT THE MOST
         RECENT QUOTED BID PRICE. FOR SECURITIES TRADED ON NASDAQ, THE NASDAQ
         OFFICIAL CLOSING PRICE WILL BE USED. DEBT SECURITIES ARE PRICED BASED
         UPON VALUATIONS PROVIDED BY INDEPENDENT, THIRD PARTY PRICING AGENTS, IF
         AVAILABLE. SUCH VALUES GENERALLY REFLECT THE LAST REPORTED SALES PRICE
         IF THE SECURITY IS ACTIVELY TRADED. THE THIRD-PARTY PRICING AGENTS MAY
         ALSO VALUE DEBT SECURITIES AT AN EVALUATED BID PRICE BY EMPLOYING
         METHODOLOGIES THAT UTILIZE ACTUAL MARKET TRANSACTIONS, BROKER-SUPPLIED
         VALUATIONS, OR OTHER METHODOLOGIES DESIGNED TO IDENTIFY THE MARKET
         VALUE FOR SUCH SECURITIES. DEBT OBLIGATIONS WITH REMAINING MATURITIES
         OF SIXTY DAYS OR LESS MAY BE VALUED AT THEIR AMORTIZED COST, WHICH
         APPROXIMATES MARKET VALUE. THE PRICES FOR FOREIGN SECURITIES ARE
         REPORTED IN LOCAL CURRENCY AND CONVERTED TO U.S. DOLLARS USING CURRENCY
         EXCHANGE RATES. PRICES FOR MOST SECURITIES HELD IN THE FUND ARE
         PROVIDED DAILY BY RECOGNIZED INDEPENDENT PRICING AGENTS. IF A SECURITY
         PRICE CANNOT BE OBTAINED FORM AM INDEPENDENT, THIRD-PARTY AGENT, THE
         FUND WILL SEEK TO OBTAIN A BID PRICE FROM AT LEAST ONE INDEPENDENT
         BROKER.
         SECURITIES FOR WHICH MARKET PRICES ARE NOT "READILY AVAILABLE" ARE
         VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISH BY THE FUND'S
         BOARD OF TRUSTEES' (THE "BOARD"). THE FUND'S FAIR VALUE PROCEDURES



THE ADVISORS' INNER CIRCLE FUND II                                         HAMBRECHT SMALL CAP
                                                                               TECHNOLOGY FUND
                                                                              OCTOBER 31, 2005
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
         SECURITY VALUATION (CONCLUDED) -- ARE IMPLEMENTED THROUGH A FAIR VALUE
         COMMITTEE (THE "COMMITTEE") DESIGNATED BY THE BOARD. SOME OF THE MORE
         COMMON REASONS THAT MAY NECESSITATE THAT A SECURITY BE VALUED USING
         FAIR VALUE PROCEDURES INCLUDE: THE SECURITY'S TRADING HAS BEEN HALTED
         OR SUSPENDED; THE SECURITY HAS BEEN DE-LISTED FROM A NATIONAL EXCHANGE;
         THE SECURITY'S PRIMARY TRADING MARKET IS TEMPORARILY CLOSED AT A TIME
         WHEN UNDER NORMAL CONDITIONS IT WOULD BE OPEN; THE SECURITY'S PRIMARY
         HAS NOT BEEN TRADED FOR AN EXTENDED PERIOD OF TIME; THE SECURITY'S
         PRIMARY PRICING SOURCE IS NOT ABLE OR WILLING TO PROVIDE A PRICE; OR
         TRADING OF THE SECURITY IS SUBJECT TO LOCAL GOVERNMENT-IMPOSED
         RESTRICTIONS. WHEN A SECURITY IS VALUED IN ACCORDANCE WITH FAIR VALUE
         PROCEDURES, THE COMMITTEE WILL DETERMINE THE VALUE AFTER TAKING INTO
         CONSIDERATION RELEVANT INFORMATION REASONABLY AVAILABLE TO THE
         COMMITTEE. AS OF OCTOBER 31, 2005, THERE ARE NO FAIR VALUED SECURITIES.




WRH-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk
                                          President

Date:  December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk
                                          President

Date:  December 22, 2005

By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date:  December 22, 2005

* Print the name and title of each signing officer under his or her signature.